Equity Investment Disclosure: Continuity of Equity Investment (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Continuity of Equity Investment
Balance at December 31, 2017	$-
Purchase of equity investment	256,560
Share of loss of equity investee	(129,675)
Foreign exchange	6,512
Balance at December 31, 2018	$133,397